New Financial Reporting Standards, Published Interpretations, and Amendments to Standards	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Financial Reporting Standards, Published Interpretations, and Amendments to Standards
Note 3 - New Financial Reporting Standards, Published Interpretations, and Amendments to Standards

a)	New standards, amendments to standards and interpretations not yet been adopted

Standard / interpretation / amendment	Publication requirements	Application and transitional provisions	Expected impact
Amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, Amendments to the Classification and Measurement of Financial Instruments
 The amendments address the following matters:

• Clarifications are added as to the date of recognition and derecognition of financial instruments, and an exception is added with respect to the timing of derecognizing financial liabilities settled by electronic transfers of cash;

• Classification of financial assets –

o Updated application guidance for assessing whether contractual cash flows of a financial asset are solely payments of principal and interest (SPPI) when the contractual terms of the asset include contingent features (such as linkage to ESG measures) and examples on the matter.

o Clarification as to when financial instruments are contractually linked and when they are non-recourse, for the purpose of determining whether they are solely payments of principal and interest (SPPI).

• Updated disclosure requirements for financial instruments having contingent features that are not directly related to changes in the basic risks/cost of the instrument; and

• Updated disclosure requirements for investments in equity instruments measured at fair value through other comprehensive income (FVOCI).

 The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted. An entity may choose to early apply all the amendments or only the amendments regarding the classification of financial assets (including the amendment to IFRS 7 that includes the related disclosure requirements).

The amendment to IFRS 9 is to be applied retrospectively and there is no requirement to restate comparative data. In the application of the amendment to IFRS 7 an entity is not required to provide disclosures with respect to periods before the initial date of application of the amendments.
The Group is examining the effects of the amendments on the financial statements with no plans for early adoption.

(2) IFRS 18, Presentation and Disclosure in Financial Statements
This standard replaces IAS 1, Presentation of Financial Statements. The standard provides guidance for improving the structure and content of the financial statements, particularly the income statement.

The standard includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1, Presentation of Financial Statements.

As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes.

Furthermore, the results in the income statement will be classified into three new categories: an operating category, an investing category and a financing category.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (MPM).

Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes.
		The standard’s initial date of application is for annual reporting periods beginning on or after January 1, 2027 with earlier application being permitted.	The Group is examining the effects of the standard on its financial statements with no plans for early adoption.